Commitments and Contingencies - Related to vessels under construction (Details) - Vessels under construction - Daewoo $ in Thousands	Jun. 30, 2022 USD ($)
Contractual commitments
Capital commitment	$ 741,993
Not later than one year
Contractual commitments
Capital commitment	144,371
Later than one year and not later than three years
Contractual commitments
Capital commitment	351,426
Later than three years and not later than five years
Contractual commitments
Capital commitment	$ 246,196